Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
December 31, 2021
MAG-K6-NPRT3-0322
1.9893881.102
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.8%
Entertainment - 2.5%
Netflix, Inc. (a)	7,648	4,607,461
Roblox Corp. (a)	27,004	2,785,733
		7,393,194
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	2,647	7,668,465
Class C (a)	2,544	7,361,293
Meta Platforms, Inc. Class A (a)	25,956	8,730,301
		23,760,059
TOTAL COMMUNICATION SERVICES		31,153,253
CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc. (a)	20,525	3,201,695
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	3,917	13,060,610
Multiline Retail - 1.1%
Dollar General Corp.	13,134	3,097,391
Specialty Retail - 2.1%
The Home Depot, Inc.	14,183	5,886,087
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	25,496	4,249,418
TOTAL CONSUMER DISCRETIONARY		29,495,201
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	8,471	4,808,987
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	9,299	3,442,490
TOTAL CONSUMER STAPLES		8,251,477
FINANCIALS - 8.9%
Capital Markets - 6.6%
BlackRock, Inc. Class A	3,910	3,579,840
Coinbase Global, Inc. (a)	10,885	2,747,047
Moody's Corp.	7,979	3,116,438
MSCI, Inc.	5,007	3,067,739
S&P Global, Inc.	7,439	3,510,687
T. Rowe Price Group, Inc.	15,113	2,971,820
		18,993,571
Insurance - 2.3%
Arthur J. Gallagher & Co.	18,155	3,080,359
Marsh & McLennan Companies, Inc.	19,548	3,397,833
		6,478,192
TOTAL FINANCIALS		25,471,763
HEALTH CARE - 10.2%
Health Care Equipment & Supplies - 2.5%
IDEXX Laboratories, Inc. (a)	4,972	3,273,863
Intuitive Surgical, Inc. (a)	10,562	3,794,927
		7,068,790
Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	12,968	6,511,752
Health Care Technology - 0.9%
Veeva Systems, Inc. Class A (a)	10,466	2,673,854
Life Sciences Tools & Services - 3.2%
Danaher Corp.	13,515	4,446,570
Thermo Fisher Scientific, Inc.	6,969	4,649,996
		9,096,566
Pharmaceuticals - 1.3%
Zoetis, Inc. Class A	15,745	3,842,252
TOTAL HEALTH CARE		29,193,214
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.1%
HEICO Corp. Class A	23,293	2,993,616
Electrical Equipment - 2.0%
AMETEK, Inc.	20,656	3,037,258
Generac Holdings, Inc. (a)	8,010	2,818,879
		5,856,137
Industrial Conglomerates - 1.1%
Roper Technologies, Inc.	6,533	3,213,321
Professional Services - 4.1%
Equifax, Inc.	10,421	3,051,165
IHS Markit Ltd.	23,240	3,089,061
TransUnion Holding Co., Inc.	23,136	2,743,467
Verisk Analytics, Inc.	12,780	2,923,169
		11,806,862
TOTAL INDUSTRIALS		23,869,936
INFORMATION TECHNOLOGY - 42.1%
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	35,590	3,112,701
Teledyne Technologies, Inc. (a)	6,472	2,827,552
		5,940,253
IT Services - 3.5%
Accenture PLC Class A	12,219	5,065,386
MasterCard, Inc. Class A	14,074	5,057,070
		10,122,456
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	28,936	4,163,890
Analog Devices, Inc.	19,150	3,365,996
Applied Materials, Inc.	24,419	3,842,574
KLA Corp.	8,165	3,511,848
Lam Research Corp.	5,464	3,929,436
NVIDIA Corp.	27,637	8,128,318
		26,942,062
Software - 19.2%
Adobe, Inc. (a)	8,686	4,925,483
ANSYS, Inc. (a)	6,936	2,782,168
Autodesk, Inc. (a)	12,407	3,488,724
Cadence Design Systems, Inc. (a)	17,317	3,227,023
Fortinet, Inc. (a)	8,924	3,207,286
Intuit, Inc.	6,543	4,208,588
Microsoft Corp.	63,286	21,284,348
Salesforce.com, Inc. (a)	18,416	4,680,058
ServiceNow, Inc. (a)	6,281	4,077,060
Synopsys, Inc. (a)	8,943	3,295,496
		55,176,234
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	128,342	22,789,688
TOTAL INFORMATION TECHNOLOGY		120,970,693
MATERIALS - 2.6%
Chemicals - 2.6%
Linde PLC	12,073	4,182,449
Sherwin-Williams Co.	9,567	3,369,115
		7,551,564
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Prologis (REIT), Inc.	23,499	3,956,292
UTILITIES - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	44,342	4,139,769
TOTAL COMMON STOCKS (Cost $177,024,515)		284,053,162

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $2,799,366)	2,798,806	2,799,366

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $179,823,881)	286,852,528
NET OTHER ASSETS (LIABILITIES) - 0.1%	255,743
NET ASSETS - 100.0%	287,108,271

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,664,234	50,411,023	49,275,891	1,206	-	-	2,799,366	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	451,000	8,127,655	8,578,655	98	-	-	-	0.0%
Total	2,115,234	58,538,678	57,854,546	1,304	-	-	2,799,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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